Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000105241
Shareholder Report [Line Items]
Fund Name	Winton Managed Futures Trend Fund
Class Name	Class A
Trading Symbol	EVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Winton Managed Futures Trend Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://www.wintonfunds.com/managed-futures-trend
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$174	1.59%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Winton Managed Futures Trend Fund	Winton Managed Futures Trend Fund - with load	Bloomberg Global Aggregate Index	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
06/30/16	$10,000	$9,426	$10,000	$10,000
06/30/17	$9,264	$8,732	$9,782	$10,049
06/30/18	$9,826	$9,262	$9,915	$10,186
06/30/19	$9,764	$9,204	$10,495	$10,421
06/30/20	$8,217	$7,745	$10,938	$10,591
06/30/21	$9,322	$8,787	$11,226	$10,601
06/30/22	$11,419	$10,763	$9,514	$10,619
06/30/23	$11,458	$10,801	$9,389	$11,000
06/30/24	$12,434	$11,720	$9,476	$11,594
06/30/25	$10,800	$10,181	$10,320	$12,137
06/30/26	$12,900	$12,160	$10,384	$12,603

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Winton Managed Futures Trend Fund
Without Load	19.44%	6.71%	2.58%
With Load	12.61%	5.45%	1.97%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR	3.84%	3.52%	2.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-772-5838.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,024,267
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,024,267 Number of Portfolio Holdings170 Advisory Fee $0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Short-Term Investment	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	21.3%
Money Market Funds	78.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000105243
Shareholder Report [Line Items]
Fund Name	Winton Managed Futures Trend Fund
Class Name	Class I
Trading Symbol	EVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Winton Managed Futures Trend Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://www.wintonfunds.com/managed-futures-trend
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.34%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Winton Managed Futures Trend Fund	Bloomberg Global Aggregate Index	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Jun-2016	$100,000	$100,000	$100,000
Jun-2017	$92,952	$97,823	$100,486
Jun-2018	$98,836	$99,151	$101,855
Jun-2019	$98,499	$104,949	$104,211
Jun-2020	$83,063	$109,379	$105,908
Jun-2021	$94,407	$112,260	$106,008
Jun-2022	$115,962	$95,141	$106,186
Jun-2023	$116,756	$93,887	$110,002
Jun-2024	$126,901	$94,755	$115,944
Jun-2025	$110,367	$103,195	$121,371
Jun-2026	$132,234	$103,834	$126,030

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Winton Managed Futures Trend Fund	19.81%	6.97%	2.83%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR	3.84%	3.52%	2.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-772-5838.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,024,267
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,024,267 Number of Portfolio Holdings170 Advisory Fee $0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Short-Term Investment	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	21.3%
Money Market Funds	78.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.